GENERAL (Details 4) (Idit Technologies Ltd [Member], USD $) In Thousands, unless otherwise specified	Aug. 21, 2011
Idit Technologies Ltd [Member]
Cash and cash equivalents	$ 2,143
Restricted cash	216
Trade receivables	1,194
Other receivables and prepaid expenses	302
Other long term assets	90
Property and equipment	482
Severance pay fund	1,800
Other intangible assets	7,918
Goodwill	25,355
Total assets acquired	39,500
Trade payables	(807)
Employees and payroll accruals	(2,328)
Accrued expenses and other liabilities	(1,012)
Deferred revenues	(1,769)
Accrued severance pay	(2,140)
Total liabilities assumed	(8,056)
Total assets acquired, net	$ 31,444